Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Cost of computers, mobile handsets and broadband data modems (Note 18)	₱ 8,286	₱ 8,275	₱ 9,402
Cost of services (Note 18)	3,492	2,991	3,680
Cost of point-product-sales (Note 18)	1,563	1,029	347
Total cost of sales and services	₱ 13,341	₱ 12,295	₱ 13,429